COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues	¥ 75,912,651	¥ 51,672,618	¥ 31,899,448
Cost of revenues	63,465,200	44,822,088	29,427,398
Vehicle sales
Revenues	55,315,306	33,911,762	19,671,247
Cost of revenues	46,665,051	28,831,552	18,748,155
Vehicle sales | Related party
Revenues	1,198,610	95,299	54,845
Cost of revenues	46,268,094	28,782,677	18,583,211
Sales of batteries and other components
Revenues	16,793,818	14,692,617	10,317,822
Cost of revenues	14,481,073	13,808,131	9,226,025
Sales of batteries and other components | Related party
Revenues	16,663,804	14,454,853	10,235,863
Cost of revenues	4,679,234	3,508,760	0
Research and development and other services
Revenues	3,803,527	3,068,239	1,910,379
Cost of revenues	2,319,076	2,182,405	1,453,218
Research and development and other services | Related party
Revenues	2,786,580	3,021,836	1,757,074
Cost of revenues	¥ 244,114	¥ 105,362	¥ 219,388